EMPLOYEE BENEFITS (Details) - Schedule of principal assumptions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of principal assumptions [Abstract]
Discount rate	5.37%	5.81%
Expected rate of salary increase	5.23%	3.00%
Rate of turnover	5.14%	5.14%
Mortality rate	RV-2014	RV-2014
Inflation rate	3.61%	3.44%
Retirement age of women	60	60
Retirement age of men	65	65